Share Capital and Capital reserve - Narrative (Details)		5 Months Ended		6 Months Ended			12 Months Ended
	Aug. 05, 2021 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jun. 30, 2022 $ / shares
Disclosure of classes of share capital [line items]
Other reserves				€ 5,300,000			€ 19,800,000
Purchase of treasury shares | $	$ 500,000,000
Payments to acquire or redeem entity's shares				52,600,000		€ 26,800,000
Preferred Stock, Shares Issued1 | shares							1,500,000
Founder Entities
Disclosure of classes of share capital [line items]
Preferred Stock, Shares Issued1 | shares							750,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves				5,500,000			€ 19,000,000
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts				€ (200,000)			€ 800,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares			$ 24.5							$ 26.23	$ 17.51
Transaction costs		€ 0.1
Number of shares repurchased | shares		3,090,082	3,090,082	3,539,802	3,539,802		1,160,547	1,160,547
Payments to acquire or redeem entity's shares		€ 67.1	$ 75.8	€ 57,100,000	$ 62,000,000		€ 26.8	$ 30.5
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares									$ 10.00
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares										$ 10